Investment Objectives and Goals - BNY Mellon Global Fixed Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize total return while realizing a market level of income consistent with preserving principal and liquidity.